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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ________________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wood River Associates, L.L.C.

Address:  c/o Kaye Scholer LLP
          425 Park Avenue
          New York, New York  10022

Form 13F File Number:  28-____________

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that, subject to the information contained in footnote (A) below, (1) all information contained herein is true, correct and complete, and (2) that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Arthur Steinberg, Esq., solely in his capacity as the Receiver of Wood River Partners, L.P., and Wood River Associates, L.L.C. and other entities, and not in his individual capacity

Title:  Receiver

Phone:  (212) 836-8000

Signature, Place, and Date of Signing:

/s/ Arthur J. Steinberg                      New York, New York     February  13, 2006
----------------------------------           ------------------     ------------------
Arthur J. Steinberg, Esq., solely as the        [City, State]             [Date]
Receiver of Wood River Associates,
L.L.C. and Wood River Partners, L.P., to
the extent contemplated by the
Order, and not in his individual capacity.

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      (A) On October 13, 2005, Arthur Steinberg, Esq. was appointed receiver
(the "Receiver") of Wood River Capital Management, L.L.C., Wood River Associates, L.L.C., Wood River Partners, L.P. and Wood River Partners Offshore, Ltd. and their respective subsidiaries, successors and assigns (the "Wood River Entities") pursuant to an order of the United States District Court for the Southern District of New York, dated October 13, 2005, in connection with the action entitled Securities and Exchange Commission v. Wood River Capital Management, L.L.C., Wood River Associates, L.L.C., John Hunting Whittier, Wood River Partners, L.P. and Wood River Partners Offshore, Ltd. (the "Order").

Footnote (A) continued

      The information contained in this Form 13F regarding certain of the Wood River Entities is primarily based upon a review of certain brokerage account statements and account information delivered prior to the date hereof to the Receiver by certain brokers for the Wood River Entities, as the Receiver has not yet completed reviewing other information and the books, records and accounts of the Wood River Entities and, hence, has not been able to determine, verify or confirm the accounts or the equity securities (or amounts thereof) held by accounts over which the Institutional Investment Managers identified herein exercise investment discretion or the other information set forth herein. The Receiver is still in the process of exploring whether or not any other brokers or nominees are holding additional shares of common stock, over which the Institutional Investment Managers may be deemed to have investment discretion. The Receiver is in the process of confirming and verifying the facts stated in this Form 13F and of determining whether any of the Institutional Investment Managers have entered into any type of agreement, contract, trust or other arrangement pursuant to which the Institutional Investment Managers would be deemed to exercise investment discretion over accounts in addition to those which the Receiver has already identified, and therefore, all information contained herein is made based upon the Receiver's current information and belief and subject to confirmation, correction, change and future amendment.

























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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number       Name


        None
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         530,286

Form 13F Information Table Value Total:         $632,900
                                           (thousands)

List of Other Included Managers: Wood River Partners, L.P.(B)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13F File Number                     Name
  1      28-____________________       Wood River Partners, L.P.(B)


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(B)   Mr. John Whittier, prior to October 13, 2005, also acted as the institutional investment manager and exercised investment discretion with respect to the securities over which Wood River Associates, L.L.C. and Wood River Partners, L.P. exercised investment discretion. Mr. Whittier also exercised investment discretion with respect to the securities held by Wood River Associates, L.L.C. and Wood River Partners, L.P. This Form 13F is not being filed by or with respect to Mr. Whittier.

                           FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
--------------  --------------  --------  --------  -----------------------  ----------  --------  ------------------
                                            VALUE   SHRS OR   SH/            INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------  --------------  --------  --------  --------  ---  --------  ----------  --------  ----  ------  ----
AMS Health
Sciences Inc.   COM             00178W105  $135.0   153,100   Shrs           DEFINED     1         0    153,100   0

MediaBay Inc.   COM             58446J207  $497.9   377,186   Shrs           DEFINED     1         0    377,186   0